Trade receivables and reseller financing	12 Months Ended
Dec. 31, 2025
Trade receivables and reseller financing
Trade receivables and reseller financing
5. Trade receivables and reseller financing

Accounting policy

Trade receivables represent amounts receivable for the sale of products and services provided by the Company’s subsidiaries and are recorded at the nominal value invoiced on the date of sale.

Reseller financing is provided to promote the renovation and upgrading of service stations, purchase of products and development of the automotive fuels and lubricants distribution market. The amounts are financed with an average payment term of 12 to 60 months, subject to interest and monetary variation. Remeasurement is carried out at a market rate for working capital loans and is recognized in the financial result.

Expected credit losses are measured in accordance with the IFRS 9 simplified approach, using a provision matrix based on expected losses for the full balance of trade receivables, considering the probability of default. The loss allowance for expected credit losses considers the expected losses for the next 12 months, which includes the deterioration or improvement of the customers’ credit quality, considering the customers’ characteristics in each business segment. Loss rates are determined by the average of advances of receivables through stages of default until full write-off. This calculation includes the credit risk score for each exposure, based on predictive data and credit assessment experience.

The amount of the expected credit losses is deemed by Management to be sufficient to cover any loss on realization of trade receivables.

a. Trade receivables and reseller financing

Trade receivables	12/31/2025	12/31/2024
Domestic customers	3,946,459	3,885,310
Domestic customers - related parties (see Note 8)	6,449	301
Foreign customers	133,961	19,032
Foreign customers - related parties (see Note 8)	2,839	8,361
	4,089,708	3,913,004
(-) Allowance for expected credit losses	(352,472)	(345,735)
Total - trade receivables of customers	3,737,236	3,567,269
Current	3,703,954	3,540,266
Non-current	33,282	27,003

Reseller financing	12/31/2025	12/31/2024
Reseller financing	1,508,373	1,404,883
(-) Allowance for expected credit losses	(134,353)	(126,859)
Total – reseller financing	1,374,020	1,278,024
Current	573,093	511,979
Non-current	800,927	766,045

b. Allowance for expected credit losses – trade receivables and reseller financing

Movements in the allowance for expected credit losses of trade receivables and reseller financing are as follows:

	Trade receivables	Reseller financing	Total
Balance as of December 31, 2022	322,753	173,287	496,040
Additions	115,090	28,472	143,563
Reversals	(76,762)	(59,436)	(136,198)
Write-offs	(26,614)	(7,940)	(34,554)
Balance as of December 31, 2023	334,467	134,383	468,850
Additions	114,691	31,931	146,622
Reversals	(85,549)	(37,126)	(122,675)
Write-offs	(17,874)	(2,329)	(20,203)
Balance as of December 31, 2024	345,735	126,859	472,594
Additions	201,054	113,550	314,604
Reversals	(163,238)	(97,417)	(260,655)
Write-offs	(47,994)	(8,639)	(56,633)
Opening balance – acquisition of subsidiaries(i)	16,915	‐	16,915
Balance as of December 31, 2025	352,472	134,353	486,825

(i)	The total amounts of acquisitions made by the Company are substantially related to Hidrovias do Brasil (see Note 27.b).

The table below presents information on credit risk exposure, resulting from balances of trade receivables and reseller financing.

	12/31/2025			12/31/2024
	Weighted average rate of expected losses	Gross accounting balance	Allowance for expected credit losses	Weighted average rate of expected losses	Gross accounting balance	Allowance for expected credit losses
Current	0.51%	4,492,797	23,081	0.55%	4,289,620	23,517
Less than 30 days	1.57%	132,614	2,082	3.14%	141,756	4,452
31-60 days	8.06%	33,539	2,702	20.26%	40,402	8,186
61-90 days	13.17%	25,671	3,380	14.96%	27,360	4,093
91-180 days	21.73%	71,225	15,480	30.37%	57,289	17,396
More than 180 days	52.25%	842,235	440,100	54.49%	761,460	414,950
		5,598,081	486,825		5,317,887	472,594